Shareholders’ Equity	12 Months Ended
Dec. 31, 2018
Stockholders Equity Note [Abstract]
Shareholders’ Equity

NOTE 10. Shareholders’ Equity

ordinary shares

Merger and reverse stock split

The Company completed the merger with Alcobra Ltd. on November 15, 2017 as described in Note 6 to the consolidated financial statements. In connection with the merger, all outstanding shares of Arcturus Therapeutics, Inc. were exchanged for the Company’s ordinary shares at a rate of 0.293 ordinary shares of the Company’s stock for each share of Arcturus Therapeutics, Inc. common stock.

Also on November 15, 2017 and prior to and in connection with the merger, Alcobra Ltd. effected a 1-for-7 reverse stock split of ordinary shares and changed ordinary shares authorized to 30,000,000 shares. All historical information presented herein has been retroactively restated to reflect the effect of the merger exchange ratio, reverse stock split and change to the authorized number of ordinary shares in accordance with Accounting Standards Codification Topic 260, “Earnings Per Share”.

Restricted Ordinary Shares

In March 2013, the founders of the Company purchased 2,783,686 ordinary shares of stock for $0.0068 per share. Of the shares purchased, 1,538,353 were subject to a repurchase option whereby the Company has an option for two months after date of termination of service to repurchase any or all of the unvested shares at the original purchase price per share. The repurchase option shall be deemed to be automatically exercised by the Company as of the end of the two-month period unless the Company notifies the purchaser that it does not intend to exercise its option. The shares will be vested (1) 25% after obtaining suitable siRNA license; (2) 25% after in vivo proof-of-concept achieved; (3) 25% after a regulatory agency new drug application (such as an Investigational New Drug application) is filed and accepted by the applicable regulatory agency; and (4) 25% after human biological proof-of-concept is achieved. The Company met the first two milestones during 2013 and 2014 leaving an unvested balance of 769,176 ordinary shares. In 2017, the ordinary shares purchase agreements were amended to clarify vesting conditions and also to accelerate the vesting of 146,510 ordinary shares resulting in a modification expense of $1,495,000 as of December 31, 2017. As of December 31, 2018 and 2017, there were 622,667 ordinary shares unvested and subject to the repurchase option.

Warrants

Warrants were issued in connection with the issuance of the Company’s preferred stock. In 2017 and in conjunction with the merger, all 192,647 of the outstanding warrants were exercised for 188,980 ordinary shares (after subtraction of shares for net exercise, when selected). The Company received proceeds of $160,000 in conjunction with the warrant exercises in 2017.

Net Loss per Share

Dilutive securities at December 31, 2018 that were not included in the calculation of diluted net loss per share for the year ended December 31, 2018 as they were anti-dilutive totaled 94,000. Dilutive securities that were not included in the calculation of diluted net loss per share because they were anti-dilutive totaled 3,057,000 potential shares at December 31, 2017.

For the years ended December 31, 2018 and 2017, the calculation of the weighted-average number of shares outstanding excludes both unvested restricted ordinary shares of 622,667 and shares held in treasury of 43,000. In addition, for only the year ended December 31, 2017, the calculation of weighted-average number of shares outstanding excludes 79,000 shares which were issued upon the early exercise of share options and subject to future vesting.